Note 6 - Net Sales (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the reconciliation between gross sales and net sales [text block]
	2019	2018	2017
Gross sales and/or services	76,286.6	73,628.9	72,411.0
Excise duty	(15,836.7)	(15,876.6)	(16,192.9)
Discounts	(7,850.2)	(7,521.0)	(8,318.8)
	52,599.7	50,231.3	47,899.3